Significant Accounting Policies and Pronouncements	12 Months Ended
Jul. 31, 2021
Significant Accounting Policies [Abstract]
Significant Accounting Policies

4.      Significant Accounting Policies and Pronouncements

(a)    CASH AND CASH EQUIVALENTS

Cash and cash equivalents are comprised of cash and highly liquid investments that are readily convertible into known amounts of cash with original maturities of three months or less.

(b)    RESTRICTED FUNDS

Restricted funds represent cash that is pledged as collateral or guarantees for certain of the Company's projects, obligations, and agreements.

Funds related to the Company's captive insurance program are included in restricted funds. Captive Insurance is coverage for the Company's directors and officers that has been secured through a Captive Cell program ("the Captive Program"). The Captive Program was effected by entered into a participation agreement with a registered insurer for the purposes of holding and managing the Company's coverage funds through a separate cell account (the "Cell Captive").Captive Program funds are held as cash in the Cell Captive with the possibility of reinvestment into short-term investments and/or marketable securities in the future. As the funds cannot be transferred to other parts of the group without providing 6 month notice, the funds are disclosed as Restricted cash. The Company recognizes gains and losses from, interest, foreign exchange activity and/or fair market value adjustments through the Statement of Loss and Comprehensive Loss.

(c) CASH HELD IN ESCROW

Cash held in escrow is cash that is held by independent escrow agents to fund future acquisitions but restricted by certain release conditions.

(d) SHORT TERM INVESTMENTS

Short term investments are comprised of liquid investments with maturities between 3 and 12 months. Short term investments are measured at amortized cost using the effective interest method, less loss allowance.

(e) TRADE RECEIVABLES

Trade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components when they are recognized at fair value. Trade receivables are subsequently measured at amortized cost using the effective interest method, less loss allowance.

(f) COMMODITY TAX RECOVERABLES & OTHER RECEIVABLES

Commodity tax recoverable and other receivables are initially measured at fair value fair value and subsequently measured at amortized cost, less any provisions for impairment.

(g)    BIOLOGICAL ASSETS

The Company measures biological assets consisting of cannabis plants using the income approach at fair value less costs to sell at the point of harvest, which becomes the basis for the cost of related inventories after harvest. The Company capitalizes all the direct and indirect costs as incurred related to the biological transformation of the biological assets between the point of initial recognition and the point of harvest including labour related costs (including share based compensation), grow consumables, materials, utilities, facilities costs, depreciation, overhead, quality and testing costs. The identified capitalized direct and indirect costs of biological assets are subsequently recorded within the line item 'costs of goods sold' on the statement of loss and comprehensive loss in the period that the related product is sold. Unrealized gains or losses arising from changes in fair value less cost to sell during the period are included in the results of operations and presented on a separate line of statement of comprehensive loss of the related period.

(h) INVENTORY

Inventory is valued at the lower of cost and net realizable value. Cost is determined using the weighted average method. Inventories of harvested cannabis ("Dried cannabis") are transferred from biological assets at their fair value at harvest, which becomes the initial deemed cost of the inventory. Any subsequent post-harvest costs are capitalized to inventory to the extent that cost is less than net realizable value. Subsequent costs include materials, overhead, depreciation, amortization, and labor related costs (including share-based compensation) involved in packaging and quality assurance. The identified capitalized direct and indirect costs related to inventory are subsequently recorded within 'cost of goods sold' on the statement of loss and comprehensive loss at the time the product is sold, with the exclusion of realized fair value amounts included in inventory sold which are recorded as a separate line within gross profit. Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Packaging and supplies are initially valued at cost and subsequently at the lower of cost and net realizable value.

(i)     PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is measured at cost less accumulated depreciation and impairment losses. Cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

Construction in progress is transferred to a depreciable asset class property, plant and equipment when the assets are available for use and depreciation of the assets commences at that point.

Depreciation is provided using the following terms and methods:

Asset	Method	Term
Land	Not depreciated	No term
Buildings	Straight line	5 to 40 years
Leasehold improvements	Straight line	lease term
Furniture and equipment	Straight line	5 years
Cultivation and production equipment	Straight line	5 to 20 years
Vehicles	Straight line	5 years
Computers	Straight line	3 years

An asset's residual value and useful life are reviewed at each reporting date and adjusted if appropriate. When parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment. Gains and losses on disposal of an item of equipment are determined by comparing the proceeds from disposal with the carrying amount of the equipment and are recognized in profit or loss.

(j) FINITE LIFE INTANGIBLE ASSETS

Finite life intangible assets are measured at cost less accumulated amortization and accumulated impairment losses. Amortization is provided on a straight-line basis over the following terms:

Asset	Method	Term
Domain names	Straight line	10 years
Health Canada licenses	Straight line	20 years
Software	Straight line	3-5 years
Patents	Straight line	20 years
Finite life, brands	Straight line	3 years

The estimated useful life is reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

Research expenditure and development expenditure that do not meet the recognition criteria for intangible assets are recognized as an expense as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

(k) INDEFINITE LIFE INTANGIBLE ASSETS
Indefinite intangible assets are deemed to have no foreseeable limit over which the asset is expected to generate net cash inflows. Following initial recognition, intangible assets with indefinite useful lives are carried at cost less any accumulated impairment losses and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. The Company intends to utilize the brand indefinitely. The capitalized indefinite life brand consists of the Company's premium Up brand, which was recognized upon the acquisition of Newstrike in May 2019.

Brand Not amortized Indefinite

(l) GOODWILL
Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired and is carried at cost less accumulated impairment losses.

Goodwill is allocated to cash-generating units ("CGUs") for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes, being the Company's single operating segment.

(m) IMPAIRMENT OF NON-FINANCIAL ASSETS
Goodwill and intangible assets that have an indefinite useful life are not subject to amortisation and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset's or CGU's carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset's fair value less costs of disposal ("FVLCD") and value in use ("VIU"). For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (CGUs) Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

The estimated useful life is reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

Research expenditure and development expenditure that do not meet the recognition criteria for intangible assets are recognized as an expense as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

In assessing the VIU, the estimated future cash flows are discounted to their present value using a pre- tax discount rate that reflects current market assessments of the time value of money to the Company and the risks specific to the asset. In determining FVLCD an appropriate valuation model is used. Where the carrying amount of a CGU exceeds its recoverable amount, the CGU is considered impaired and is written down to its recoverable amount. Any impairment loss is recorded in earnings and previously recognized impairment losses  (excluding the impairment of Goodwill) are reversed or partially reversed only if there has been a change in the assumptions used to determine the asset's recoverable amount since the last impairment loss was recognized, in which case, the carrying amount of the asset is increased to its recoverable amount. The new carrying amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized.

(n) BUSINESS ACQUISITIONS
The acquisition method is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. Operating results are included in the consolidated financial statements as of the acquisition date. The consideration transferred for the acquisition comprises the:

• fair values of the assets transferred;
• liabilities incurred to the former owners of the acquired business;
• equity interests issued by the Company;
• fair value of any asset or liability resulting from a contingent consideration arrangement; and
• fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, with the exceptions of leases under IFRS 16 and deferred taxes. The Company recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest's proportionate share of the acquired entity's net identifiable assets. The Company has one year from the acquisition date to finalize the estimates and assumptions that support the finalized fair value analysis and purchase price allocation. Until this time, these values reported are subject to change. Changes to fair values and allocations are retrospectively adjusted in subsequent periods.

Acquisition-related costs are expensed as incurred and are presented under 'Acquisition and transaction costs' in the consolidated statements of loss and comprehensive loss.

The excess of the consideration transferred, amount of any non-controlling interest in the acquired entity, and acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase.

Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity's incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value, with changes in fair value recognized in profit or loss.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer's previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in profit or loss.

(o) NON-CURRENT ASSETS (OR DISPOSAL GROUPS) HELD FOR SALE

Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights under insurance contracts, which are specifically exempt from this requirement.

An impairment loss is recognized for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs of disposal of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset (or disposal group) is recognized at the date of derecognition.

Non-current assets (including those part of a disposal group) are not depreciated or amortized while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Non-current assets classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet.

(p) ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities represent liabilities for goods and services provided to the Company prior to the end of the financial year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. Accounts payable and accrued liabilities are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

(q) REVENUE RECOGNITION

Revenue from the direct sale of cannabis to customers for a fixed price is recognized when the Company transfers the control of the good(s) to the customer upon delivery and acceptance by the customer. The Company recognizes revenue in an amount that reflects the consideration which the Company expects to receive taking into account the impact which may arise from any rights of return on sales, price concessions or similar obligations. Net revenue is presented net of taxes, estimated returns, allowances and discounts.

Canada Revenue Agency ("CRA") levies excise taxes on the sale of medical and adult-us cannabis products. The Company becomes liable for these excise duties when cannabis products are delivered to the customer. The excise taxes payable is the higher of (i) a flat-rate duty which is imposed when a cannabis product is packaged, and (ii) an ad valorem duty that is imposed when a cannabis product is delivered to the customer.

Effective May 1, 2019, excise tax calculated on edible cannabis products, cannabis extracts and cannabis topicals will prospectively be calculated as a flat rate based on the quantity of total tetrahydrocannabinol (THC) contained in the final product. There were no changes in the legislation in calculating excise taxes for fresh cannabis, dried cannabis, seeds and plants. Net revenue from sale of goods, as presented on the consolidated statements of comprehensive (loss) income, represents revenue from the sale of goods less applicable excise taxes.

(r) COST OF GOODS SOLD

Cost of goods sold includes cost of inventory expensed, packaging costs, shipping costs and related labor.

(s) INCOME TAXES

The income tax expense or recovery for the period is the tax payable on the current period's taxable income, based on the applicable income tax rate for each jurisdiction, adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

The current income tax expense or recovery is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries and associates operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Company measures its  tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

(t)  SHARE-BASED COMPENSATION

The Company has an employee stock option plan. The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense over the vesting period based on the Company's estimate of equity instruments that will eventually vest. Forfeitures are adjusted for on an actual basis. The impact of the revision of the original estimate is recognized in profit or loss such that the cumulative expense reflects the revised estimate.

For stock options granted to non-employees the compensation expense is measured at the fair value of goods and services received except where the fair value cannot be estimated, in which case it is measured at the fair value of the equity instruments granted. Consideration paid by employees or non-employees on the exercise of stock options is recorded as share capital and the related share-based compensation is transferred from share-based payment reserve to share capital..

(u) RESTRICTED SHARE UNITS ("RSU's")

RSUs are cash or equity settled share-based payments granted to certain employees, directors and executives within the Company. RSUs are measured at their initial fair value on the date of the grant utilizing the Black- Scholes Merton model. The fair value of cash-settled RSUs is revalued at each period end and is recognized as share-based compensation expense over the vesting period with a corresponding adjustment to the liability.

Upon the settlement of cash based RSUs, which are valued at the market value at the time of exercise, the related liability is transferred to share capital. The fair value of equity-settled RSUs are recognized in the share- based reserve at the grant date. Upon the settlement of equity-based payments, RSUs are settled in the form of common shares and the related share-based reserve is transferred to share capital.

Amounts recorded for forfeited RSUs are transferred to the accumulated deficit in the year of forfeiture or expiry.

(v) LOSS PER SHARE
Loss per common share represents loss for the period attributable to common shareholders divided by the weighted average number of common shares outstanding during the year. Diluted loss per common share is calculated by dividing the applicable loss for the year by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued during the year. The calculation of diluted loss per share excludes the effects of various conversions and exercise of options and warrants that would be anti-dilutive.

(w)   BORROWING COSTS

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

All other borrowing costs are recognized in profit or loss in the period which they are incurred.

(x)    FINANCIAL INSTRUMENTS
Financial assets and liabilities are recognized when the Company becomes a party to the contractual provision of the respective instrument.

The Company classifies its financial assets in the following measurement categories:

• those to be measured subsequently at fair value (either through OCI or through profit or loss), and
•       those to be measured at amortized cost.

The classification depends on the entity's business model for managing the financial assets and the contractual terms of the cash flows.

        The Company has made the following classifications:

Financial assets	IFRS 9 Classification
Cash and cash equivalents	Amortized cost
Restricted funds	Amortized cost
Short-term investments	Amortized cost
Trade receivables	Amortized cost
Convertible debenture receivable	FVTPL
Long term investments	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	Amortized cost
Warrant liabilities	FVTPL
Deferred rent liability	Amortized cost
Convertible debentures	Amortized cost
Senior secured convertible note	FVTPL
Lease liabilities	Amortized cost
Loans and borrowings	Amortized cost

(i) Fair Value Through Profit or Loss ("FVTPL") Financial Assets

Financial assets classified and measured at FVTPL are those assets that do not meet the criteria to be classified at amortized cost or at FVTOCI. This category includes debt instruments whose cash flow characteristics are not solely payments of principal and interest ("SPPI") or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell the financial asset.

(ii)   Amortized Cost Financial Assets

Financial assets at amortized cost are non-derivative financial assets which are held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. An amortized cost financial asset is initially measured at fair value, including transaction costs and subsequently at amortized cost using the effective interest rate.

(iii) Impairment of Financial Assets

Financial assets, other than those classified at fair value through profit and loss, are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been affected.

(iv) Financial Liabilities and Other Financial Liabilities

Financial liabilities are classified as either financial liabilities at FVTPL or other financial liabilities. Financial liabilities mandatory classified at FVTPL, such derivates, are stated at fair value, with changes being recognized through the consolidated statements of loss. Other financial liabilities are initially measured at fair value, net of transaction costs, and are subsequently measured at amortized cost using the effective interest method.

Senior secured convertible note issued in currency other than the functional currency of the Company are classified entirely as liabilities. As the Note contains equity and non-equity embedded derivatives, they are designated at fair value through profit or loss on initial recognition when embedded features are not separated.

The component of fair value changes relating to the Company’s own credit risk is recognized in other comprehensive loss. Amounts recorded in other comprehensive loss related to credit risk are not subject to recycling in profit or loss but are transferred to retained earnings when realized. Financial liabilities are classified as current when the Company does not retain an unconditional right to defer settlement, due to a conversion feature or otherwise, beyond 12 months from the reporting date.

(v) Derivatives

Derivatives are initially measured at fair value and are subsequently measured at FVTPL. If the transaction price does not equal to fair value at the point of initial recognition, management measures the fair value of each component of the investment and any unrealized gains or losses at inception are either recognized in profit or loss or initially unrecognized and recognized over the term of the investment, depending on whether the valuation inputs are based on observable market data. The resulting unrealized gain or loss at inception and subsequent changes in fair value are recognized in profit or loss for the period. Transaction costs, which are directly attributable to the acquisition of the investment, are expensed as incurred.

(vi) Convertible Debentures

The component parts of compound instruments (convertible debentures) issued by the Company are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company's own equity instruments is an equity instrument.

At the date of issue, the fair value of the liability component is estimated using the prevailing market interest rate for similar non-convertible instruments. This amount is recorded as a liability on an amortized cost basis using the effective interest rate method until extinguished upon conversion or at the instrument's maturity date.

The conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. This is recognized and included in equity and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity. No gain or loss is recognized in profit or loss upon conversion or expiration of the conversion option.

Transaction costs that relate to the issue of the convertible debentures are allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortized over the term of the convertible debentures using the effective interest method.

For compound instruments with non-equity derivatives, the fair value of the embedded derivative is determined first based on the contractual terms, and the initial carrying amount of the host instrument is the residual amount after separating the embedded derivative.

(vii) Transaction Costs

Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

   Fair Value on initital recognition

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions (i.e. an exit price) regardless of whether that price is directly observable or estimated using another valuation technique. If, after considering the terms of the transaction, the Company determines that the fair value of a financial instrument at initial recognition differs from the transaction price, the difference is recognized as a gain or loss in the statement of loss only if fair value is evidenced by quoted prices or based on a valuation technique that uses only data from observable markets. In all other cases, the difference is deferred and recognized systematically to the extent that it arises from a change in a factor (including time) that market participants would consider in setting a price. Any subsequent measurement of the instrument excludes the balance of the deferred day one gain or loss.

(y)   FOREIGN CURRENCY TRANSLATION
Foreign currency transactions are translated into Canadian dollars at exchange rates in effect on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies at the consolidated statement of financial position date are translated to Canadian dollars at the foreign exchange rate applicable at that date. Realized and unrealized exchange gains and losses are recognized through profit or loss.

Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Foreign Operations

The assets and liabilities of foreign operations are translated to the presentation currency at exchange rates at the reporting date. The income and expenses of foreign operations are translated to the presentation currency using average exchange rates for the month during which the transactions occurred. Foreign currency differences are recognized in Other Comprehensive Loss in the Accumulated Other Comprehensive Loss account.

(z)    SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

        Significant Accounting Judgements

Impairment of non-financial assets

Non-financial asset impairment tests require the allocation of assets to CGUs or CGU groups, which requires significant judgement and interpretation with respect to the integration between assets, the existence of active markets, similar exposure to market risks, shared resources and assets, and the way in which management monitors the operations.

Non-financial asset impairment tests require the determination of whether there is an indication of impairment. The assessment of whether there is any indication of impairment is performed at the end of each reporting period, and requires the application of judgement historical experience, and use of external and internal sources of information

Revenue - Principal versus Agent
The Company evaluates whether it is the principal (reports on gross basis) or agent (reports on a net basis) for revenues generated by the direct sale of cannabis infused beverages ("CIB's). The Company control's the CIB's prior to the sale to its customers as regulated and mandated under the Cannabis Act and Health Canada legislation. The Company's control is evidenced by our sole ability to possess the CIB's once the cannabis distillate has been added and thus establishing the inventory as a cannabis product requiring it to be held by a licensed producer. It is further evidenced by the Company possessing the sole ability to monetize the sale of CIB's through the held sales agreements and purchase orders with customers. The Company presents the revenues from the sale of CIBs on a gross basis.

Senior Secured Convertible Note
Management used significant judgement to determine that the fair value of the Note on issuance does not equal the transaction price, which was attributed, among other things, to a premium paid as a result of the limited time available to close the financing required to secure the Redecan acquisition. The resulting difference between the transaction price and the fair value on initial recognition (the “Day 1 loss”) is deferred as the fair value of the Note is based on a valuation technique where not all the inputs are observable. The unrecognized Day 1 loss will be recorded in the statement of net loss only to the extent that it arises from a change in factor that market participants would take into account when pricing the Note. The Company believes that time is such a factor specific to the Note and the Day 1 loss is recognized on a straight line basis in the statement of net loss over the contractual life of the note.

Going Concern and Liquidity

In assessing the Company’s ability to continue as a going concern, management utilizes significant estimates in the forecasting of future cash flows. Critical input estimates such as economic conditions, market demands, production quality, integrated operating activities, capital project expenditures and convertible debt repayments are used.

Significant Accounting Estimates

Valuation of Biological Assets

In determining the fair value less costs to sell of biological assets, management is required to make a number of significant estimates, judgement and assumptions, including estimating the expected yields for the cannabis plants, sales price and expected post-harvesting costs.

A weighted average of current observable market sales prices for cannabis derived products, less costs to sell, is used to estimate the sales price input in the fair value less costs to sell model.

Valuation of Inventory

In calculating the net realizable value (NRV) of inventory, management determines the selling prices based on current observable market sales prices, selling costs, and includes an estimate of spoiled or expired inventory based on the most reliable evidence available at the time, to record inventory at the lower of cost or net realizable value.

Impairment of non-financial assets

Non-financial asset impairment tests require the estimation of the recoverable amount of the asset or CGU, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions conducted at arm's length for similar assets, valuation appraisals, or observable market prices less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow model. The cash flows are derived from the Company's approved budget for the first year and the Company's forecast for the next four years and do not include restructuring activities that the Company is not yet committed to, or significant future investments that will enhance the performance of the asset or CGU being tested. The recoverable amount is sensitive to the discount rate used for the discounted cash flow model as well as the expected future cash flows and the growth rate used for extrapolation purposes. These estimates are most relevant to goodwill, property, plant and equipment and intangible assets.

Provisions

Provisions are recognized when the Company has a present obligation, legal or constructive as a result of a previous event, if it is probable that the Company will be required to settle the obligation and a reliable estimate can be made of the obligation. The amount recognized is the best estimate of the expenditure required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligations. Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate of the expected future cash flows.

Business Combination

Management performs a valuation analysis to allocate the purchase price based on the acquisition date fair values of the identifiable assets acquired and liabilities assumed. Determining the fair value of identifiable assets acquired and liabilities assumed on the acquisition date, require the use of judgement and estimates. The significant estimates related to estimating the fair value of the acquired cultivation and processing license intangible asset,      involved significant assumptions such as forecasted gross margin     ,           and the delay in cultivation and production ramp-up          . Management also exercises judgement in estimating the probability and timing of future cash flows and uses a discounted cash flow methodology as the basis for estimating fair value. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Determining the fair value of the assumed debenture required the use of significant judgement given the default claims of the Debenture at acquisition and the legal proceedings underway with the lender (see Note 31). As the lender claimed the debenture is in default, management also exercised judgement in estimating the amount required to repay and terminate the Debenture and contingencies attached to the claim.

Convertible Debentures

Convertible debentures are financial instruments which are accounted for separately dependent on the nature of their components: a financial liability and an equity instrument. The identification of such components embedded within a convertible debenture requires significant estimates including discount rates and future cash flows. The conversion option has a fixed conversion rate thus the financial liability, which represents the obligation to pay coupon interest on the convertible debentures in the future, is initially measured at its fair value and subsequently measured at amortized cost. The residual balance, or conversion feature is accounted for as equity at issuance. Transaction costs are apportioned to the debt liability and equity component in proportion to the allocation of proceeds.

New and Amended Standards

Effective August 1, 2020, the Company adopted the following accounting pronouncements:

Amendments to IFRS 3: Definition of a Business

In October 2018, the IASB issued “Definition of a Business (Amendments to IFRS 3)”. The amendments clarify the definition of a business, with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendment provides an assessment framework to determine when a series of integrated activities is not a business. The amendments are effective for business combinations occurring on or after the beginning of the first annual reporting period beginning on or after January 1, 2020. The Company adopted the Amendments to IFRS 3 effective August 1, 2020 with no impact to the Company’s consolidated financial statements.

Amendments to IFRS 9, IASB 39 and IFRS 7: Interest Rate Benchmark Reform

The amendments revise the existing requirements for hedge accounting and are designed to support the provision of useful financial information by companies during the period of uncertainty arising from the phasing out of interest-rate benchmarks such as Interbank Offered Rates (“IBOR”). The amendments modify some specific hedge accounting requirements to provide relief from potential effects of the uncertainty caused by the IBOR reform. In addition, the amendments require companies to provide additional information to investors about their hedging relationships which are directly affected by these uncertainties. The amendments are effective for annual periods beginning on or after January 1, 2020, with earlier application permitted. The Company adopted the Amendments to IFRS 9, IAS 39 and IFRS 7 effective August 1, 2020 with no impact on the Company’s consolidated financial statements.

New Accounting Policies Not Yet Effective

The following IFRS standards have been recently issued by the IASB. Pronouncements that are irrelevant or not expected to have a significant impact have been excluded.

Amendments to IAS 1: Classification of Liabilities as Current or Non-current

The amendment clarifies the requirements relating to determining if a liability should be presented as current or non-current    in the statement of financial position. Under the new requirement, the assessment of whether a liability is presented as current or non-current is based on the contractual arrangements in place as at the reporting date and does not impact the amount or timing of recognition. The amendment applies retrospectively for annual reporting periods beginning on or after January 1, 2022. The Company is currently evaluating the potential impact of these amendments on the Company’s consolidated financial statements

Amendments to IAS 12: Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The amendment narrowed the scope of certain recognition exemptions so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. An entity applies the amendments to transactions that occur on or after the beginning of the earliest comparative period presented. It also, at the beginning of the earliest comparative period presented, recognizes deferred tax for all temporary differences related to leases and decommissioning obligations and recognizes the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at that date. The amendment is effective for annual periods beginning on or after January 1, 2023 with early application permitted. The Company is currently evaluating the potential impact of these amendments on the Company’s consolidated financial statements.

Amendments to IAS 37: Onerous Contracts and the Cost of Fulfilling a Contract

The amendment specifies that the 'cost of fulfilling' a contract comprises the 'costs that relate directly to the contract'. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts. The amendment is effective for annual periods beginning on or after January 1, 2022 with early application permitted. The Company is currently evaluating the potential impact of these amendments on the Company's consolidated financial statements.

Amendments to IAS 16: Property Plant and Equipment: Proceeds before intended use

The amendment clarifies the accounting for the net proceeds from selling any items produced while bringing an item of property plant and equipment into use. The amendment prohibits a company from deducting from the cost of property plant and equipment proceeds from selling items produced while the company is preparing that assets for its intended use. The company will recognize such sales proceeds and related costs in profit and loss.  The amendment is effective for annual periods beginning on or after January 1,2022 with early application permitted. The Company is currently evaluating the potential impact of this amendment on the Company’s financial statements.

Previously Adopted Accounting Policies Effective August 1, 2019

IFRS 16, LEASES

The Company adopted IFRS 16 Leases on August 1, 2019, which introduces a new approach to lease accounting. The Company adopted the standard using the modified retrospective approach, which  recognized the cumulative impact on the opening balance sheet and applies the standard prospectively. This cumulative impact is included in the comparative information in Note 13.

At the inception of a contract, the Company assesses whether the contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. This policy is applied to contracts entered, or modified, on or after August 1, 2019.

Practical expedients

Effective August 1, 2019, the IFRS 16 transition date, the Company elected to use the following practical expedients under the modified retrospective transition approach:

  Leases with lease terms of less than twelve months (short-term leases) and leases of low-value assets (less than $5,000 U.S. dollars) (low-value leases) that have been identified at transition were not recognized in the consolidated statement of financial position;
  Right-of-use assets on transition were measured at the amount equal to the lease liabilities at transition, adjusted by the amount of any prepaid or accrued lease payments;
  For certain leases having associated initial direct costs, the Company, at initial measurement on transition, excluded these directs costs from the measurement of the right-of-use assets;
  Application of a single discount rate to portfolios of leases with similar characteristics on transition; and
  Any provision for onerous lease contracts previously recognized at the date of adoption of IFRS 16 has been applied to the associated right-of-use asset recognized upon transition.

The Company as a lessee

Where the Company is a lessee, a right-of-use asset representing the right to use the underlying asset with a corresponding lease liability is recognized when the leased asset becomes available for use by the Company.

The right-of-use asset is recognized at cost and is depreciated on a straight-line basis over the shorter of the estimated useful life of the asset and the lease term. The cost of the right-of-use asset is based on the following:

  the amount of initial recognition of related lease liability;
  adjusted by any lease payments made on or before inception of the lease;
  increased by any initial direct costs incurred; and
  decreased by lease incentives received and any costs to dismantle the leased asset.

The lease term includes consideration of an option to extend or to terminate if the Company is reasonably certain to exercise that option. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

Lease liabilities are initially recognized at the present value of the lease payments. The lease payments are discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate. Subsequent to recognition, lease liabilities are measured at amortized cost using the effective interest rate method. Lease liabilities are remeasured when there is a change in future lease payments arising mainly from a change in an index or rate, if there is a change in the Company's estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, renewal or termination option.

The payments related to short-term leases and low-value leases are recognized as other expenses over the lease term in the statement of loss and comprehensive loss.

The Company as a lessor
The Company's consolidated financial statements were not impacted by the adoption of IFRS 16 Leases in relation to lessor accounting. Lessors will continue with the dual classification model for recognized leases with the resultant accounting remaining unchanged from IAS 17, Leases.

Impact of Change in Accounting Policy
On August 1, 2019, the Company recognized $21,360 of right-of-use assets and $21,360 of operating lease liabilities. The Company applied its weighted average incremental borrowing rate as at August 1, 2019 to determine the amount of lease liabilities. The effect of the adjustment to the amounts recognized in the Company's consolidated statement of financial position at August 1, 2019.